Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of operating lease cost

Year ended
December 31, 2021
Operating lease cost	$2,927
Short-term lease cost	287
Variable lease cost	100
Total operating lease cost	$3,314

Schedule of operating lease expected future payments

Year ended December 31,	Operating Lease Payments
2022	$2,042
2023	3,633
2024	4,513
2025	4,657
2026	4,768
2027 and thereafter	22,986
Total gross operating lease payments	42,599
Less: tenant allowances	(3,233)
Total net operating lease payments	39,366
Less: imputed interest	(10,285)
Total operating lease liabilities, reflecting the present value of net lease payments	$29,081

The following is a schedule of future minimum rental payments under non-cancelable operating leases with initial terms in excess of one year as of December 31, 2020 (in thousands):

Years ending December 31:
2021	$1,044
2022	2,043
2023	1,934
2024	1,904
2025	1,987
Thereafter	7,354
Total future minimum rental payments	$16,266

Schedule of lease term, discount rate and cash flows from operating lease

December 31, 2021
Weighted average remaining lease term (in years)	9.4
Weighted average discount rate	5.5%

Year ended
December 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments, included in cash flows from operating activities	$1,012

Non-cash additions to operating lease assets	$13,929